Benefit Plans Accumulated Benefit Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Defined Benefit Plans, Liabilities
Other current liabilities	$ 10	$ 9
Pension Benefits
Pension and Other Postretirement Defined Benefit Plans, Liabilities
Other current liabilities	2	2
Other noncurrent liabilities	352	223
Total amount recognized	354	225
Other Postretirement Benefits
Pension and Other Postretirement Defined Benefit Plans, Liabilities
Other current liabilities	8	7
Other noncurrent liabilities	69	70
Total amount recognized	$ 77	$ 77